Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,179.46
Previously Paid Amount	0.00
Total Fee Amount	0.58
Total Offset Amount	0.00
Net Fee	$ 0.58